Leases - Narrative (Details)	Dec. 31, 2020	Oct. 01, 2020	Sep. 01, 2020
Leases [Abstract]
Lessee, operating lease, remaining lease term	100 months	100 months	101 months
Lessee, operating lease, renewal term	60 months
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other current liabilities